Employee benefit obligation - Carrying value of benefit obligations (Details) - Benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Balance at beginning of period	$ 3,373	$ 3,285
Increases
Provision for the year	619	693
Actuarial (gain) loss	(388)	(58)
Interest expense	115	95
Reductions
Payments	(539)	(419)
Effects of foreign exchange	407	(223)
Balance at end of period	$ 3,587	$ 3,373